Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Business Combinations
Summary of fair value of the identifiable assets acquired and liabilities assumed on the acquisition date

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of JMC based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on April 3, 2020 at the rate of USD 1.00 to RMB 7.09.

Fair value

Cash and cash equivalents	$852,145
Other current assets	9,924,263
Plant and equipment	11,648
Goodwill	5,166,271
Other noncurrent assets	481,062
Total assets	16,435,389
Total liabilities	(11,221,842)
Net assets of JMC	5,213,547
Less: fair value of non-controlling interest	(2,554,638)
Total consideration paid	$2,658,909

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of JMC based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on April 3, 2020 at the rate of USD 1.00 to RMB 7.09.

Fair value

Cash and cash equivalents	$852,145
Other current assets	9,924,263
Plant and equipment	11,648
Goodwill	5,166,271
Other noncurrent assets	481,062
Total assets	16,435,389
Total liabilities	(11,221,842)
Net assets of JMC	5,213,547
Less: fair value of non-controlling interest	(2,554,638)
Total consideration paid	$2,658,909